Shareholders' Equity (Details) - Schedule of Share-Based Compensation Expense for Share Options - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expense for Share Options [Abstract]
Cost of revenues	$ 3	$ 3
Research and development	26	24
Sales and marketing	11	16
General and administrative	12	10
Total Share-based compensation expense	$ 52	$ 53